Note 6 - Employee Benefit Plans (Details) - Fair Value of Plan Assets (Parentheticals)	Dec. 31, 2014	Dec. 31, 2013
Fair Value of Plan Assets [Abstract]
Company common stock -shares	31,000	31,000